Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Proved Oil and Gas Reserve Estimates (Detail)
¥ in Millions, bbl in Millions, MMBoe in Millions, MMBbls in Millions, Bcfe in Billions
	12 Months Ended
	Dec. 31, 2022 CNY (¥) Bcfe MMBoe MMBbls	Dec. 31, 2021 CNY (¥) MMBoe Bcfe MMBbls bbl	Dec. 31, 2020 CNY (¥) MMBoe Bcfe bbl MMBbls
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, Ending balance | MMBoe	18,926	18,844	18,202
Consolidated entities [member]
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, Beginning balance | bbl		17,946	19,959
Revisions of previous estimates | bbl			(1,652)
Improved recovery | bbl			108
Extensions and discoveries | bbl			1,215
Production | bbl			(1,626)
Proved developed and undeveloped reserves, Ending balance | bbl			17,946
Revisions of previous estimates | MMBoe	(14)	825
Improved recovery | MMBoe	146	121
Extensions and discoveries | MMBoe	1,662	1,286
Production | MMBoe	(1,685)	(1,625)
Proved developed and undeveloped reserves, Ending balance | MMBoe	18,661	18,550
Proved developed reserves | MMBoe	12,492	12,471	11,667
Proved undeveloped reserves | MMBoe	6,169	6,079	6,279
Purchase | ¥	¥ 2	¥ 0	¥ 33
Sales | ¥	¥ 0	¥ (3)	¥ (91)
Equity method investments [member]
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, Ending balance | MMBoe	265	294	256
Crude oil and condensate [member]
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, Beginning balance | MMBbls	6,272	5,402
Proved developed and undeveloped reserves, Ending balance | MMBbls	6,594	6,272	5,402
Crude oil and condensate [member] | Consolidated entities [member]
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, Beginning balance | MMBbls	6,064	5,206	7,253
Revisions of previous estimates | MMBbls	511	1,160	(1,553)
Improved recovery | MMBbls	125	117	108
Extensions and discoveries | MMBbls	622	472	385
Production | MMBbls	(906)	(888)	(922)
Proved developed and undeveloped reserves, Ending balance | MMBbls	6,418	6,064	5,206
Proved developed reserves | MMBbls		5,375	4,654
Proved undeveloped reserves | MMBbls	844	689	552
Proved developed reserves | MMBoe	5,574
Purchase | ¥	¥ 2	¥ 0	¥ 15
Sales | ¥	¥ 0	¥ (3)	¥ (80)
Crude oil and condensate [member] | Equity method investments [member]
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, Beginning balance | MMBbls	208	196
Proved developed and undeveloped reserves, Ending balance | MMBbls	176	208	196
Natural gas [member]
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, Ending balance | Bcfe	73,990	75,427	76,800
Natural gas [member] | Consolidated entities [member]
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, Beginning balance | bbl		76,437,000	76,236,000
Revisions of previous estimates | bbl			(595,000)
Improved recovery | bbl			0
Extensions and discoveries | bbl			4,976,000
Production | bbl			(4,221,000)
Proved developed and undeveloped reserves, Ending balance | bbl			76,437,000
Revisions of previous estimates | Bcfe	(3,156)	(2,011)
Improved recovery | Bcfe	131	27
Extensions and discoveries | Bcfe	6,237	4,885
Production | Bcfe	(4,675)	(4,420)
Proved developed and undeveloped reserves, Ending balance | Bcfe	73,453	74,916
Proved developed reserves | Bcfe	41,508	42,576	42,077
Proved undeveloped reserves | Bcfe	31,945	32,340	34,360
Purchase | ¥		¥ 0	¥ 107,000
Sales | ¥	¥ 0	¥ (2,000)	¥ (66,000)
Natural gas [member] | Equity method investments [member]
Reserve Quantities [Line Items]
Proved developed and undeveloped reserves, Ending balance | Bcfe	537	511	363